Summary of Significant Accounting Policies - Leases and Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net	¥ 2,061,492	$ 323,493	¥ 1,277,006
Operating lease liabilities, current	473,245	74,262	210,531
Operating lease liabilities, noncurrent	¥ 1,369,825	$ 214,955	¥ 1,025,253
Number of reportable segments | segment	1
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Terms of operating and finance leases (in years)	1 year
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Terms of operating and finance leases (in years)	20 years
Land use rights
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease term (in years)	50 years	50 years
ASU 2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net				¥ 158,770
Operating lease liabilities, current				14,575
Operating lease liabilities, noncurrent				¥ 142,751